Revenue - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended
	Mar. 15, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities		£ 2,006	£ 1,472	£ 1,160
Future revenues in relation to unfulfilled performance obligations		£ 5,000	5,200	4,800
Remaining performance obligation, expected timing of satisfaction, period		2 years
Revenue from performance obligations satisfied or partially satisfied in previous periods		£ 0	0	0
National Grid Grain LNG Limited
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future revenues in relation to unfulfilled performance obligations		£ 2,700	3,000	3,000
Connections | Weighted average
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life		27 years
UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities				136
UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future revenues in relation to unfulfilled performance obligations		£ 1,800	£ 1,700	£ 1,600
Remaining performance obligation, expected timing of satisfaction, period		24 years
UK Electricity Transmission | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life		40 years
UK Electricity Distribution | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life		69 years
New England | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life		51 years
New York | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life		51 years
St William Homes LLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest disposed	50.00%